Consolidation of subsidiaries (Details Text) (Detail) - BRL (R$) R$ in Thousands										12 Months Ended
	Aug. 09, 2019	Apr. 01, 2019	Feb. 28, 2019	Jan. 04, 2019	Dec. 05, 2018	Mar. 29, 2018	Dec. 31, 2017	Oct. 03, 2017	May 02, 2017	Dec. 31, 2019	Oct. 02, 2019	Dec. 31, 2018	Dec. 31, 2016
Consolidation of subsidiaries (Details Text)
Total equity							R$ 870,391			R$ 8,014,948		R$ 6,574,376	R$ 626,862
Investment in share capital										1,500
BCPS
Consolidation of subsidiaries (Details Text)
Total equity										R$ 1,161
Ownership - %							99.50%			99.50%
R2TECH
Consolidation of subsidiaries (Details Text)
Total equity										R$ 12,008
Ownership - %			100.00%						51.00%	100.00%
R2TECH | Equity Interest R2tech Acquired the Remaining
Consolidation of subsidiaries (Details Text)
Ownership - %			49.00%
BIVACO Holdings SA
Consolidation of subsidiaries (Details Text)
Ownership - %								51.40%
BIVA
Consolidation of subsidiaries (Details Text)
Total equity										R$ 17,912
Ownership - %		100.00%						51.40%		100.00%
Proportion Of Additional Equity Interests Acquired		22.65%
FIDC
Consolidation of subsidiaries (Details Text)
Total equity						R$ 20,000				R$ 2,186,233
Ownership - %										100.00%
Rate the senior mezzanine quotes pay as a percentage of Interbank Deposit Certificate (CDI)						107.00%
FIDC | Subordinated quotes
Consolidation of subsidiaries (Details Text)
Ownership - %										100.00%
TILIX
Consolidation of subsidiaries (Details Text)
Total equity										R$ (698)
Ownership - %					100.00%					100.00%
Yami
Consolidation of subsidiaries (Details Text)
Total equity										R$ 18
Ownership - %	100.00%									100.00%
Registra Seguro
Consolidation of subsidiaries (Details Text)
Total equity										R$ 5,000
Ownership - %										100.00%
Investment in share capital											R$ 5,000
BBN Banco Brasileiro de Negócios SA
Consolidation of subsidiaries (Details Text)
Ownership - %				100.00%